Employee Benefit Plan	12 Months Ended
Jun. 30, 2017
Employee Benefit Plan [Abstract]
Employee Benefit Plan

Note 13 – Employee Benefit Plan

Aytu has a 401(k) plan that allows participants to contribute a portion of their salary, subject to eligibility requirements and annual IRS limits. The Company matches 50% of the first 6% contributed to the plan by employees. In fiscal 2017, the Company’s match was $99,000.